Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,
	2021	2020
Cost:
Computers and software	$577	$449
Laboratory equipment	6,247	3,947
Furniture and office equipment	167	152
Leasehold improvements	6,024	4,478

	13,015	9,026
Accumulated depreciation	(4,254)	(3,136)

Depreciated cost	$8,761	$5,890